Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Expected Amortization Expense [Line Items]
2015	¥ 6,773
2016	6,445
2017	5,767
2018	5,123
2019	¥ 4,656